Vessel in Operations - Additional Information (Detail) (USD $)			0 Months Ended		1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 20, 2014 Ethylene Semi Refrigerated m3	Apr. 25, 2012 Ethylene Semi Refrigerated m3	Dec. 20, 2013 Ethylene Semi Refrigerated m3	Jul. 18, 2013 Ethylene Semi Refrigerated m3	Jun. 30, 2014 Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Gas carrier cargo capacity			21,000	21,000	35,000	21,000
Property, plant and equipment, net	$ 375,977	$ 363,015					$ 922,807,901